Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting

NOTE 14—SEGMENT REPORTING

Prior to the date of the 2GIG Sale, the Company conducted business through two operating segments, Vivint and 2GIG. These segments were managed and evaluated separately by management due to the differences in their products and services. Prior to the Merger, the Vivint segment included the Solar business, which was immaterial to the Company’s overall operating results, because the nature of the Vivint and Solar businesses are similar in that both businesses incur significant up-front costs to generate new residential subscribers and realize ongoing subscription revenue from services provided under long term contracts.

The primary source of revenue for the Vivint segment is generated through monitoring services provided to subscribers, in accordance with their subscriber contracts. The primary source of revenue for the 2GIG segment was through the sale of electronic security and automation systems to security dealers and distributors, including Vivint. Fees and expenses charged by 2GIG to Vivint, related to intercompany purchases, were eliminated in consolidation.

For the three months ended September 30, 2013, the Company conducted business through one operating segment, Vivint. The following table presents a summary of revenue and costs and expenses for the three months ended September 30, 2012 (Predecessor) (in thousands):

	Vivint	2GIG	Eliminations	Consolidated Total
Revenues	$108,839	$42,032	$(26,310)	$124,561
Costs and expenses	88,772	36,366	(22,525)	102,613

Income from operations	$20,067	$5,666	$(3,785)	$21,948

The following table presents a summary of revenue and costs and expenses for the nine months ended September 30, 2013 (Successor) (in thousands):

	Vivint	2GIG	Eliminations	Consolidated Total
Revenues	$350,690	$60,220	$(42,713)	$368,197
Costs and expenses	389,321	52,200	(32,914)	408,607

(Loss) income from operations	$(38,631)	$8,020	$(9,799)	$(40,410)

The following table presents a summary of revenue and costs and expenses for the nine months ended September 30, 2012 (Predecessor) (in thousands):

	Vivint	2GIG	Eliminations	Consolidated Total
Revenues	$290,316	$101,411	$(57,251)	$334,476
Costs and expenses	235,939	91,385	(48,427)	278,897

Income from operations	$54,377	$10,026	$(8,824)	$55,579

NOTE 16—SEGMENT REPORTING AND BUSINESS CONCENTRATIONS

The Company conducts business through two operating segments, Vivint and 2GIG. These segments are managed and evaluated separately by management due to the differences in their products, and services. Prior to the Merger, the Vivint segment included the Solar business, which is immaterial to the Company’s overall operating results, because the nature of the Vivint and Solar businesses are similar in that both businesses incur significant up-front costs to generate new residential subscribers and realize ongoing subscription revenue from services provided under long term contracts.

The primary source of revenue for the Vivint segment is generated through monitoring services provided to subscribers, in accordance with their subscriber contracts. The primary source of revenue for the 2GIG segment is through the sale of electronic security and automation systems to security dealers and distributors. Fees and expenses charged by 2GIG to Vivint, related to intercompany purchases, are eliminated in consolidation.

The following table presents a summary of revenue, costs and expenses and assets as of December 31, 2012 and for the Successor Period from November 17, 2012 through December 31, 2012 (in thousands):

	Vivint	2GIG	Eliminations	Consolidated Total
Revenues	$50,791	$12,372	$(5,557)	$57,606
Transaction related costs	28,118	3,767	—	31,885
All other costs and expenses	46,241	12,712	(5,039)	53,914

Loss from operations	$(23,568)	$(4,107)	$(518)	$(28,193)

Intangible assets including goodwill	$1,840,065	$85,933	$3,663	$1,929,661

Total assets	$2,050,529	$115,881	$(11,062)	$2,155,348

The following table presents a summary of revenue and costs and expenses for the Predecessor Period from January 1, 2012 through November 16, 2012 (in thousands):

	Vivint	2GIG	Eliminations	Consolidated Total
Revenues	$346,270	$112,136	$(60,836)	$397,570
Transaction related costs	22,219	1,242	—	23,461
All other costs and expenses	365,300	104,276	(52,474)	417,102

(Loss) income from operations	$(41,249)	$6,618	$(8,362)	$(42,993)

The following table presents a summary of revenue, costs and expenses and assets as of and for the year ended December 31, 2011 (in thousands):

	Vivint	2GIG	Eliminations	Consolidated Total
Revenues	$312,422	$129,265	$(101,739)	$339,948
Costs and expenses	267,973	121,967	(89,006)	300,934

Income (loss) from operations	$44,449	$7,298	$(12,733)	$39,014

Total assets	$649,895	$16,910	$(21,825)	$644,980

The following table presents a summary of revenue, costs and expenses and assets as of and for the year ended December 31, 2010 (in thousands):

	Vivint	2GIG	Eliminations	Consolidated Total
Revenues	$234,537	$65,442	$(61,101)	$238,878
Costs and expenses	177,580	77,176	(61,107)	193,649

Income (loss) from operations	$56,957	$(11,734)	$6	$45,229

Total assets	$456,516	$12,588	$(12,818)	$456,286

Our revenues and long-lived assets by geographic region as of and for the Successor Period from November 17, 2012 through December 31, 2012, the Predecessor Period from January 1, 2012 through November 16, 2012, and for the years ended December 31, 2011 and 2010 were as follows (in thousands):

As of and for	United States	Canada	Total
Successor Period from November 17, through December 31, 2012
Revenue from external customers	$52,196	$5,410	$57,606
Property, plant and equipment, net	29,415	791	30,206
Predecessor Period from January 1, through November 16, 2012
Revenue from external customers	$363,875	$33,695	$397,570
Property, plant and equipment, net	28,601	692	29,293
Predecessor Year ended December 31, 2011
Revenue from external customers	$312,626	$27,322	$339,948
Property, plant and equipment, net	26,402	38	26,440
Predecessor Year ended December 31, 2010
Revenue from external customers	$223,245	$15,633	$238,878
Property, plant and equipment, net	21,341	58	21,399